Amounts payable and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Amounts payable and other liabilities
Accrued liabilities	$ 14,792	$ 13,630
Amounts payable	2,846	628
Stock-based compensation (Note 20)	4,923	811
Accrued interest	529	597
Total amounts payable and other liabilities	23,090	15,666
Repurchase under ASPP	$ 8,000	$ 8,000